UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2002

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		09/8/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:		$ 62,952 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101      496     4020 SH       SOLE                     4020
ABBOTT LABORATORIES            COM              002824100     1449    36230 SH       SOLE                    36230
AMERICAN EXPRESS CO.           COM              025816109     1439    40720 SH       SOLE                    40720
AMERICAN INTERNATIONAL GROUP   COM              026874107     3525    60940 SH       SOLE                    60940
BAXTER INTERNATIONAL, INC.     COM              071813109     2113    75447 SH       SOLE                    75447
BERKSHIRE HATHAWAY CL B        COM              084670207     4781     1973 SH       SOLE                     1973
BOSTON PROPERTIES INC.         COM              101121101     1093    29650 SH       SOLE                    29650
BP PLC SPON ADR                COM              055622104      594    14615 SH       SOLE                    14615
CISCO SYSTEMS, INC.            COM              17275R102     2198   167818 SH       SOLE                   167818
CITIGROUP INC.                 COM              172967101     2087    59300 SH       SOLE                    59300
COCA COLA CO.                  COM              191216100      341     7785 SH       SOLE                     7785
CORNING INC.                   COM              219350105       76    23055 SH       SOLE                    23055
DUKE ENERGY CORP.              COM              264399106     1227    62810 SH       SOLE                    62810
DUKE REALTY CORP NEW           COM              264411505     1169    45920 SH       SOLE                    45920
EMC CORPORATION                COM              268648102       87    14180 SH       SOLE                    14180
EMERSON ELECTRIC CO.           COM              291011104     1732    34070 SH       SOLE                    34070
EQUITY OFFICE PROPERTIES TR    COM              294741103     2398    95983 SH       SOLE                    95983
ERICSSON LM TEL CO ADR CL B    COM                             111    16513 SH       SOLE                    16513
EXXON MOBIL CORP.              COM              30231G102     1491    42677 SH       SOLE                    42677
FANNIE MAE (USA)COM NPV        COM              313586109     2733    42490 SH       SOLE                    42490
FLEETBOSTON FINANCIAL CORP.    COM              33901A108      646    26575 SH       SOLE                    26575
GENERAL ELECTRIC CO.           COM              369604103     2754   113101 SH       SOLE                   113101
GILLETTE CO.                   COM              375766102     1303    42920 SH       SOLE                    42920
HOME DEPOT INC.                COM              437076102     1704    70930 SH       SOLE                    70930
J.P. MORGAN CHASE & CO.        COM              46625h100      736    30670 SH       SOLE                    30670
JOHNSON & JOHNSON              COM              478160104     2375    44226 SH       SOLE                    44226
KIMBERLY CLARK CORP.           COM              494368103     1224    25795 SH       SOLE                    25795
KROGER COMPANY                 COM              501044101      411    26575 SH       SOLE                    26575
MERCK & CO. INC.               COM              589331107     2948    52076 SH       SOLE                    52076
MERRILL LYNCH & CO.            COM              590188108      472    12450 SH       SOLE                    12450
MICROSOFT CORP.                COM              594918104     3787    73245 SH       SOLE                    73245
NESTLE SPON ADR REPSTG REG SH  COM              641069406      435     8213 SH       SOLE                     8213
ORACLE SYSTEMS CORPORATION     COM              68389X105      294    27250 SH       SOLE                    27250
PFIZER, INC.                   COM              717081103     3463   113293 SH       SOLE                   113293
PROCTOR AND GAMBLE             COM              742718109     2101    24449 SH       SOLE                    24449
STATE STREET CORP.             COM              857477103      378     9700 SH       SOLE                     9700
STMICROELECTRONICS N.V.        COM              861012102      801    41075 SH       SOLE                    41075
SYSCO CORPORATION              COM              871829107      551    18500 SH       SOLE                    18500
TELEFONICA SA SPAIN ADR        COM              879382208      282    10618 SH       SOLE                    10618
VERITAS SOFTWARE CO.           COM              923436109      724    46375 SH       SOLE                    46375
WALGREEN COMPANY               COM              931422109     2477    84845 SH       SOLE                    84845
WYETH                          COM              983024100     1938    51831 SH       SOLE                    51831